DISCONTINUED OPERATIONS-INTERNATIONAL SOCIAL NETWORKING BUSINESSES AND MYPOINTS BUSINESS UNIT (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Current assets:
Total current assets			$ 30,690	$ 28,118
Current liabilities:
Total current liabilities			21,199	61,600
International social networking businesses | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price in cash | €		€ 16.0
Amount of cash on the balance sheet | €		€ 6.5
MyPoints | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration from sale of business	$ 13,000
International social networking businesses and MyPoints business unit | Discontinued operations, disposed of by sale
Revenues and income (loss) from discontinued operations
Revenues			60,903	62,454	$ 76,152
Operating expenses:
Cost of revenues			26,264	19,535	26,919
Sales and marketing			15,060	17,562	21,783
Technology and development			4,855	6,028	7,299
General and administrative			5,920	6,769	7,279
Amortization of intangible assets			409	422	399
Restructuring and other exit costs			(2)	1,458	1,193
Impairment of goodwill, intangible assets and long-lived assets					37,756
Total operating expenses			52,506	51,774	102,628
Operating income (loss)			8,397	10,680	(26,476)
Interest income			5	18	40
Other income, net			56	343	31
Income (loss) from discontinued operations before income taxes			8,458	11,041	(26,405)
Provision for (benefit from) income taxes			3,162	4,648	10,165
Income (loss) from discontinued operations, net of tax			5,296	6,393	$ (36,570)
Current assets:
Cash and cash equivalents			14,000	11,164
Accounts receivable, net			8,296	8,577
Inventory, net			5,246	2,931
Deferred tax assets				367
Other current assets			3,148	2,310
Total current assets			30,690	25,349
Property and equipment, net			6,838	6,223
Goodwill			39,172	39,373
Intangible assets, net			335	733
Deferred tax assets			1,338	3,650
Other assets			228	246
Total assets			78,601	75,574
Current liabilities:
Accounts payable			1,909	3,031
Accrued liabilities			3,003	8,175
Member redemption liability			6,781	7,287
Deferred revenue			9,506	11,562
Total current liabilities			21,199	30,055
Member redemption liability			11,322	11,360
Deferred revenue			17	18
Deferred tax liabilities, net			2,488	548
Other liabilities			393	298
Total liabilities			35,419	$ 42,279
Disposal related transaction costs			$ 200